OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reconciliation (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	CAD 25,983,000,000	CAD 18,155,000,000
Other comprehensive (loss)/income (Note 22)	(926,000,000)	(32,000,000)	CAD 602,000,000
Balance at end of year	26,891,000,000	25,983,000,000	18,155,000,000
Accumulated benefit obligation, (increase) decrease for settlement and curtailment	27,000,000
Cash flow hedge loss reported in AOCI and expected to be reclassified to net income in the next 12 months, net of tax	19,000,000
Cash flow hedge gain (loss) to be reclassified within twelve months, net of tax	(14,000,000)
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(376,000,000)	(383,000,000)	(518,000,000)
Other comprehensive income/(loss), before reclassifications	(590,000,000)	7,000,000	135,000,000
Amounts reclassified from AOCI	(77,000,000)	0	0
Other comprehensive (loss)/income (Note 22)	(667,000,000)	7,000,000	135,000,000
Balance at end of year	(1,043,000,000)	(376,000,000)	(383,000,000)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(28,000,000)	(97,000,000)	(128,000,000)
Other comprehensive income/(loss), before reclassifications	(1,000,000)	27,000,000	(57,000,000)
Amounts reclassified from AOCI	(2,000,000)	42,000,000	88,000,000
Other comprehensive (loss)/income (Note 22)	(3,000,000)	69,000,000	31,000,000
Balance at end of year	(31,000,000)	(28,000,000)	(97,000,000)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(208,000,000)	(198,000,000)	(281,000,000)
Other comprehensive income/(loss), before reclassifications	(11,000,000)	(26,000,000)	51,000,000
Amounts reclassified from AOCI	16,000,000	16,000,000	32,000,000
Other comprehensive (loss)/income (Note 22)	5,000,000	(10,000,000)	83,000,000
Balance at end of year	(203,000,000)	(208,000,000)	(198,000,000)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(348,000,000)	(261,000,000)	(308,000,000)
Other comprehensive income/(loss), before reclassifications	(117,000,000)	(101,000,000)	33,000,000
Amounts reclassified from AOCI	11,000,000	14,000,000	14,000,000
Other comprehensive (loss)/income (Note 22)	(106,000,000)	(87,000,000)	47,000,000
Balance at end of year	(454,000,000)	(348,000,000)	(261,000,000)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(960,000,000)	(939,000,000)	(1,235,000,000)
Other comprehensive income/(loss), before reclassifications	(719,000,000)	(93,000,000)	162,000,000
Amounts reclassified from AOCI	(52,000,000)	72,000,000	134,000,000
Other comprehensive (loss)/income (Note 22)	(771,000,000)	(21,000,000)	296,000,000
Balance at end of year	(1,731,000,000)	(960,000,000)	(939,000,000)
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income/(loss), before reclassifications	(159,000,000)	(14,000,000)	306,000,000
Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income/(loss), before reclassifications	CAD 4,000,000	CAD 3,000,000	CAD 0